Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Basic earnings per common share
Net income attributable to common shareholders		$ 2,468	$ 2,155	$ 1,841	$ 4,623	$ 2,866
Weighted average number of common shares outstanding		1,230	1,235	1,246	1,233	1,245
Basic earnings per common share	[1]	$ 2.01	$ 1.75	$ 1.48	$ 3.75	$ 2.3
Diluted earnings per common share
Net income attributable to common shareholders used to calculate basic earnings per common share		$ 2,468	$ 2,155	$ 1,841	$ 4,623	$ 2,866
Dilutive impact of share-based payment options and others	[2]		(9)		(9)	(180)
Net income attributable to common shareholders (diluted)		$ 2,468	$ 2,146	$ 1,841	$ 4,614	$ 2,686
Weighted average number of common shares outstanding		1,230	1,235	1,246	1,233	1,245
Dilutive impact of share-based payment options and others	[2]	2	3		3	5
Weighted average number of diluted common shares outstanding		1,232	1,238	1,246	1,236	1,250
Diluted earnings per common share	[1]	$ 2	$ 1.73	$ 1.48	$ 3.73	$ 2.15

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.